MTB GROUP OF FUNDS

Supplement dated November 7, 2007 to the Combined Retail Fluctuating Funds Prospectus, the Combined Money Market Funds Prospectus and the Combined Institutional Funds Prospectus, each dated August 31, 2007, and the Combined Variable Annuity Funds Prospectus dated April 30, 2007


The Board of Trustees (Board) of the MTB Group of Funds (Trust) approved changes to the Trust's service providers at a Special Meeting of the Board held on August 15, 2007 and a Regular Board Meeting held on September 11-12, 2007. Effective September 10, 2007 with respect to certain Funds, and October 1, 2007 with respect to the remaining Funds, The Bank of New York (a wholly-owned subsidiary of The Bank of New York Mellon Corporation) became Custodian and Fund Accountant for the Trust (replacing State Street Corporation). Effective November 16, 2007, The Bank of New York will become Co-Administrator for the Trust (replacing Federated Services Company); ALPS Fund Services, Inc. will become Transfer Agent for the Trust (replacing Boston Financial Data Services, Inc.); and ALPS Distributors, Inc. will become Distributor for the Trust (replacing Edgewood Services, Inc.).

Accordingly, please make the following changes in your prospectuses.

SHARE PURCHASE AND REDEMPTION INFORMATION

1. Under the sections "By Check" and "By Mail" (pages 100-101 of the Combined Retail Fluctuating Funds Prospectus; page 22 of the Combined Retail Money Market Funds Prospectus; and pages 86-87 of the Combined Institutional Funds Prospectus), please change the address for MTB Group of Funds to read: "P.O. Box 44489, Denver, CO 80201."

2. On page 100 of the Combined Retail Fluctuating Funds Prospectus, page 22 of the Combined Money Market Funds Prospectus, and page 87 of the Combined Institutional Funds Prospectus, please replace the State Street Bank and Trust Company wire instructions with the following wire instructions for The Bank of New York: "ABA Number 021000018; Account Number - 8900668229."

REFERENCES TO SERVICE PROVIDERS

1. On page 104 of the Combined Retail Fluctuating Funds Prospectus, pages 25 and 26 of the Combined Money Market Funds Prospectus, and page 27 of the Combined Variable Annuity Funds Prospectus, please delete the entire third paragraph under the section "Distribution of Fund Shares." On page 91 of the Combined Institutional Funds Prospectus, please delete the entire fifth paragraph under the section "Distribution of Fund Shares."

2. On page 104 of the Combined Retail Fluctuating Funds Prospectus, page 26 of the Combined Money Market Funds Prospectus, page 91 of the Combined Institutional Funds Prospectus and page 27 of the Combined Variable Annuity Funds Prospectus, please replace references to "Federated Services Company" in the "Shareholder Services Plans" section with "ALPS Distributors, Inc."

3. On page 105 of the Combined Retail Fluctuating Funds Prospectus; page 26 of the Combined Money Market Funds Prospectus; page 92 of the Combined Institutional Funds Prospectus; and page 28 of the Combined Variable Annuity Funds Prospectus, please delete the first sentence under the section "Additional Payments to Financial Intermediaries." In the second sentence, please delete the phrase "{ellipsis}and Federated Services Company."

4. On pages 98, 102, 104 and the Privacy Policy of the Combined Retail Fluctuating Funds Prospectus, page 25 and the Privacy Policy of the Combined Retail Money Market Funds Prospectus, page 91 and the Privacy Policy of the Combined Institutional Funds Prospectus, and page 27 and the Privacy Policy of the Combined Variable Annuity Funds Prospectus, please replace references to "Edgewood Services, Inc." with "ALPS Distributors, Inc."

5. On page 104 in the Combined Retail Fluctuating Funds Prospectus, page 25 in the Combined Retail Money Market Funds Prospectus, and page 91 of the Combined Institutional Funds Prospectus, please change the reference to "Distributor" address to read: "ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203." In that same paragraph, please delete the following sentence: "The Distributor is a subsidiary of Federated Investors, Inc. (Federated)."


ADDRESS CHANGES

On the address page in the back of each prospectus, please make the following changes:

1. Please change the "Custodian and Fund Accountant" address to read: "The Bank of New York, 100 Colonial Center Parkway, Lake Mary, FL 32746."

2. Please change the second listed "Co-Administrator" address to read: "The Bank of New York, 101 Barclay Street, New York, NY 10286."

3. Please change the "Transfer Agent and Dividend Disbursing Agent" address to read: "ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203."

4. Please change the "Distributor" address to read: "ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203."

                                                                November 7, 2007



Edgewood Services, Inc., Distributor

CUSIP 55376V861     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376V804     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376V200     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T460     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T452     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T338     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T270     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783            CUSIP 55376T742
CUSIP 55376T619     CUSIP 55376V853            CUSIP 55376T379
CUSIP 55376T593     CUSIP 55376V846            CUSIP 55376T478
CUSIP 55376T585     CUSIP 55376V838            CUSIP 55376T510
CUSIP 55376T643     CUSIP 55376V887            CUSIP 55376T114
CUSIP 55376T635     CUSIP 55376V879            CUSIP 55376T148
CUSIP 55376T106     CUSIP 55376T262            CUSIP 55376V796
CUSIP 55376V812     CUSIP 55376V820            CUSIP 55376T577
CUSIP 55376T650     CUSIP 55376T734

37652 (11/07)










                                         - 2 -



MTB GROUP OF FUNDS

Supplement dated November 7, 2007 to the Combined Retail/Institutional Funds Statement of Additional Information (SAI) dated August 31, 2007 and the Combined Variable Annuity Funds SAI dated April 30, 2007


The Board of Trustees (Board) of the MTB Group of Funds (Trust) approved changes to the Trust's service providers at a Special Meeting of the Board held on August 15, 2007 and a Regular Board Meeting held on September 11-12, 2007. Effective September 10, 2007 with respect to certain Funds, and October 1, 2007 with respect to the remaining Funds, The Bank of New York (a wholly-owned subsidiary of The Bank of New York Mellon Corporation) became Custodian and Fund Accountant for the Trust (replacing State Street Corporation). Effective November 16, 2007, The Bank of New York will become Co-Administrator for the Trust (replacing Federated Services Company); ALPS Fund Services, Inc. will become Transfer Agent for the Trust (replacing Boston Financial Data Services, Inc.); and ALPS Distributors, Inc. will become Distributor for the Trust (replacing Edgewood Services, Inc.).

Accordingly, please make the following changes in your SAIs.

CUSTODIAN AND FUND ACCOUNTANT

1. On page 86 of the Combined Retail/Institutional Funds SAI and page 36 of the Combined Variable Annuity Funds SAI, please replace the first paragraph in the section "Custodian and Fund Accountant" with the following:
"Prior to October 1, 2007, State Street Bank and Trust Company served as Custodian and Fund Accountant for the Trust for the following fees, based on the Funds' average monthly net assets:"

2. Please add the following as a new section after the "Custodian and Fund Accountant" section referred to above:

"Custodian, Fund Accountant and Co-Administrator

Effective September 10, 2007 with respect to certain Funds, and October 1, 2007 with respect to the remaining Funds, The Bank of New York became Custodian and Fund Accountant for the Trust. Effective November 16, 2007, The Bank of New York serves as Co-Administrator for the Trust and provides the Funds with certain administrative personnel and services necessary to operate the Funds. The Bank of New York provides fund accounting and administration services to the Funds for the following annual fee, based on the Funds' average monthly net assets:

Domestic Funds:
0.027% on the first $500 million in total gross adjusted assets per portfolio; 0.0225% on the next $500 million to $1 billion in total gross adjusted assets per portfolio; and,
0.018% on total gross adjusted assets above $1 billion per portfolio.

Global/International Funds:
0.02925% on the first $500 million in total gross adjusted assets per portfolio; 0.02475% on the next $500 million to $1 billion in total gross adjusted assets per portfolio; and,
0.02025% on total gross adjusted assets above $1 billion per portfolio.

Fund of Funds:
$25,000 per fund; no asset-based charges.

Multi-class Funds:
$4,000 per class in excess of four classes per portfolio."

3. On the address page in the back of each SAI, please change the "Custodian and Fund Accountant" address to read: "The Bank of New York, 100 Colonial Center Parkway, Lake Mary, FL 32746."

4. On the "Appendix" page (last page of each SAI), please change the reference to "Custodian, Fund Accountant and Securities Lending Agent" to read "Custodian and Fund Accountant," and replace the reference to "State Street Bank and Trust Company" with "The Bank of New York."

CO-ADMINISTRATOR

1. On page 84 of the Combined Retail/Institutional Funds SAI and page 35 of the Combined Variable Annuity Funds' SAI, please replace the first sentence in the section "Co-Administrators, Transfer Agent and Dividend Disbursing Agent" with the following sentence: "Federated Services Company (FSC) (until November 16, 2007 when The Bank of New York replaced FSC) and M&T Securities, Inc., serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds."

2. On page 85 of the Combined Retail/Institutional Funds SAI and page 36 of the Combined Variable Annuity Funds SAI, please delete the following sentence: "From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates."

3. On the address page in the back of each SAI, please change the "Co-Administrator" address for Federated Services Company to read: "The Bank of New York, 101 Barclay Street, New York, NY 10286."


TRANSFER AGENT

1. On page 85 of the Combined Retail/Institutional Funds SAI and page 36 of the Combined Variable Annuity Funds SAI, please add the following paragraph at the end of the section "Co-Administrators, Transfer Agent and Dividend Disbursing Agent": "Effective November 16, 2007, ALPS Fund Services, Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services."

2. On page 85 and the address page of the Combined Retail/Institutional Funds SAI and page 36 and the address page of the Combined Variable Annuity Funds SAI, please change the Transfer Agent address to read: "ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203."

3. On the "Appendix" page (last page of each SAI), please change the reference under "Transfer Agent" from "Boston Financial Data Services, Inc." to "ALPS Fund Services, Inc."

DISTRIBUTOR

1. On page 39 of the Combined Retail/Institutional Funds SAI and page 19 of the Combined Variable Annuity Funds SAI, please replace the references to "Edgewood Services, Inc." with "ALPS Distributors, Inc."

2. On page 39 of the Combined Retail/Institutional Funds SAI, please delete the last sentence in the section "Front-End Sales Charge Reallowances."

3. On page 40 of the Combined Retail/Institutional Funds SAI and page 19 of the Combined Variable Annuity Funds SAI, in the section titled "Additional Payments to Financial Intermediaries," please delete the phrase "the Distributor, its affiliate Federated Services Company, and" in the first sentence, and please delete references to "the Distributor" in the second and third sentences.

4. On page 41 of the Combined Retail/Institutional Funds SAI and page 19 of the Combined Variable Annuity Funds SAI, in the section titled "Supplemental Payments," please delete the phrase "its affiliate Federated Services Company" in the first sentence.

5. On the address page in the back of each SAI, please change the "Distributor" address to read: "ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203."

                                                                November 7, 2007



Edgewood Services, Inc., Distributor

CUSIP 55376V861     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376V804     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376V200     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T460     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T452     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T338     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T270     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783            CUSIP 55376T742
CUSIP 55376T619     CUSIP 55376V853            CUSIP 55376T379
CUSIP 55376T593     CUSIP 55376V846            CUSIP 55376T478
CUSIP 55376T585     CUSIP 55376V838            CUSIP 55376T510
CUSIP 55376T643     CUSIP 55376V887            CUSIP 55376T114
CUSIP 55376T635     CUSIP 55376V879            CUSIP 55376T148
CUSIP 55376T106     CUSIP 55376T262            CUSIP 55376V796
CUSIP 55376V812     CUSIP 55376V820            CUSIP 55376T577
CUSIP 55376T650     CUSIP 55376T734

37653 (11/07)










                                         - 2 -